Note O - Stock Options (Details) - Option Activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31		3,262,272	4,404,412	4,410,530
Outstanding, as of December 31 (in Dollars per share)		$ 0.16	$ 0.22	$ 0.25
Outstanding, as of December 31		4 years 76 days
Outstanding, as of December 31 (in Dollars)		$ 2,325
Vested or expected to vest at December 31, 2012		2,972,404
Vested or expected to vest at December 31, 2012 (in Dollars per share)		$ 0.16
Vested or expected to vest at December 31, 2012		4 years 14 days
Vested or expected to vest at December 31, 2012 (in Dollars)		2,325
Exercisable at December 31, 2012		2,230,594
Exercisable at December 31, 2012 (in Dollars per share)		$ 0.18
Exercisable at December 31, 2012		3 years 156 days
Exercisable at December 31, 2012 (in Dollars)		$ 2,325
Granted	2,350,000	600,000	845,000
Granted (in Dollars per share)		$ 0.09	$ 0.14
Forfeited		(530,001)	(210,000)
Forfeited (in Dollars per share)		$ 0.09	$ 0.14
Expired		(1,212,139)	(641,118)
Expired (in Dollars per share)		$ 0.30	$ 0.36
1999 Stock Option Plan [Member]
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31		500,000	500,000	500,000
2004 Stock Option Plan [Member]
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31		2,762,272	2,831,836	2,580,689
Outstanding, as of December 31		10 years
Granted		600,000	845,000
Forfeited		(164,623)	(210,000)
Expired		(504,941)	(383,853)
Non Plan [Member]
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31			1,072,576	1,329,841
Forfeited		(365,378)
Expired		(707,198)	(257,265)